Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning | shares	496,752
Treasury shares value, Beginning | $	$ 68
Restricted shares vested | shares	(496,752)
Restricted shares vested, subscription price per share | $ / shares	$ 0.0001
Restricted shares vested, value | $	$ (68)